Other Assets and Other Liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Aug. 10, 2018
Short-Term Debt [Line Items]
Notes receivable principal and interest	$ 5,517	$ 5,515
Receivables allowance for credit loss	5,500	5,500
Interest commitments	$ 1,542	$ 18,243
Federal statutory income tax rate	21.00%
Effective income tax rate	11.07%	0.03%
Net operating loss carryforwards	$ 114,200	$ 82,400
Operating loss carryforwards, limitations on use, description	Under the Tax Act, federal net operating loss carryforwards can be carried forward indefinitely but the deduction for federal net operating loss is limited to 80% of taxable income for any given year. The Company’s state net operating losses can generally be carried forward indefinitely but the deduction for state net operating loss is generally limited to 80% of taxable state income for any given year.
Valuation allowance, deferred tax asset, increase (decrease), amount		3,200
LIBOR [Member]
Short-Term Debt [Line Items]
Debt instrument percentage				3.95%
Exchange Trusts Interest Commitment [Member]
Short-Term Debt [Line Items]
Interest commitments	$ 19,200
Interest expense	2,500	4,700
Promissory Note [Member]
Short-Term Debt [Line Items]
Notes receivable, principal	$ 2,500	$ 900
Debt instrument percentage	9.00%		18.00%
Promissory Note Receivable [Member]
Short-Term Debt [Line Items]
Debt instrument percentage	5.00%	5.00%